Stock Options (Details 1) - USD ($)	3 Months Ended	12 Months Ended
	Nov. 30, 2018	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Number of Options
Outstanding Beginning	1,291,334	2,125,001	720,001
Grants		1,263,000	1,535,000
Forfeitures and cancellations	(20,000)	(1,805,000)
Exercises		(291,667)	(130,000)	556,667
Outstanding Ending	1,271,334	1,291,334	2,125,001	720,001
Exercisable Ending	484,334	326,334
Weighted Average Exercise Price ($)
Weighted-average exercise price Beginning	$ 5.22	$ 2.84	$ 3.06
Grants		5.25	2.71	$ 3.46
Forfeitures and cancellations	4.87	2.74
Exercises		3.32	2.62
Weighted-average exercise price Ending	5.23	5.22	$ 2.84	$ 3.06
Exercisable Ending	$ 5.08	$ 5.08
Weighted Average Remaining Contractual Term
Outstanding Ending	8 years 9 months 29 days	9 years 29 days
Exercisable Ending	8 years 5 months 12 days	8 years 4 months 28 days
Aggregate Intrinsic Value ($)
Outstanding Ending	$ 6,875	$ 0
Exercisable Ending	$ 5,575	$ 0